EVENTS AFTER THE REPORTING PERIOD	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 32 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to June 30, 2023 and prior to the issuance of these financial statements, convertible debt obligations consisting of $11.03 million of principal and accrued interest were converted into 22.2 million shares of Genius Group Ltd pursuant to conversion offers extended by the Company.

On July 26, 2023, Genius Group Ltd. (the “Company”) executed and delivered a bridge note with an accredited investor in the face amount of $3.2 million, which has a $200,000 original issue discount. Pursuant to the bridge note, $1,000,000 shall be delivered to a bank account identified by the Company upon closing and the Company shall keep $2,000,000 of the Loan Proceeds on deposit in a blocked account subject to an account control agreement with the investor. The proceeds held in the blocked account may be released at the investor’s discretion on each of August 24, 2023 and September 24, 2023. The maturity date of the bridge note is the earlier of November 24, 2023 and the date of entry into definitive documentation or funding of a Subsequent Financing. Simultaneously with the execution of the bride note, the Company’s entered into an amendment agreement with investor with respect to the original note with the accredited investor issued on August 26, 2022, and due February 26, 2025 (“Note”) was reverted to its original terms prior to the amendments previously announced on March 28, 2023, with certain modifications permitting the Company to consummate its previously announced spin off and future financings pursuant to a registration statement to be filed in conjunction therewith. The investor and the Company agree to that the investor may accelerate monthly installment payments under the Note with respect to current and future monthly installments in accordance with Section 8(e) of the Note, provided that Holder agrees that it will no longer accelerate any Installment Amount pursuant to Section 8(e) of the Note as amended by this Amendment following the earlier to occur of (A) the date that the Company consummates a public offering of its Ordinary Shares, or units comprised of Ordinary Shares and warrants to purchase its Ordinary Shares, which results in aggregate Net Proceeds to the Company equal to at least 130% of the sum of (x) the entire outstanding Conversion Amount of the Notes and (y) the entire outstanding principal balance of the Bridge Loan (such sum of (x) and (y), the “Aggregate Debt”) measured as of the Trading Day prior to the consummation of such public offering and (B) such time that the Aggregate Debt is less than $4,000,000 (all capitalized terms used and not defined herein are used as defined in the Note).

Entrepreneur Resorts Ltd Proposed Spinoff

Subsequent to June 30, 2023, and prior to the issuance of these financial statements, shareholders had passed the resolution to authorize the spinoff of its subsidiary ERL and adoption of a new company constitution. ERL is a public listed company on the Seychelles MERJ Stock Exchange, with 95% of outstanding shares owned by Genius Group. This spinoff transaction was closed on October 2, 2023.

Loan Agreement with CEO

On October 16, 2023, the Company entered into a loan agreement with its CEO, Roger James Hamilton, to provide it with up to $4 million as an interest free loan, to be converted into equity in the Company as ordinary shares and upon the same terms at the next qualified financing round.

Founder Equity Compensation Plan with CEO

On October 16, 2023, the Company’s BOD approved a CEO equity Compensation Plan (the “Plan”). The Plan is devised to that the CEO has the opportunity to earn his way back to a 20% shareholding in the Company, on the basis of achieving a market capitalization for the Company of at least $1 Billion within ten years. The grants are over the period of 10 years, starting from December 31, 2023 and ending on December 31, 2033, 10 tranches of restricted share are awarded to the CEO based on the terms of this Plan. The restricted shares for each of the 10 tranches will be vested in the month after each of the market capitalization goals in the table below are achieved, based on the average market capitalization over a 20-day trading period, together with achieving an additional one operational goal from any row of the revenue goals column or adjusted EBITDA goals column located within the Plan document.

Additional funding sources

Senior executives and shareholders in Genius Group, which include founders of a number of the companies acquired by Genius Group in 2022 and 2023, together with other senior executives of the Company, are providing additional funding amounting to approximately $2 million in the form of both interest free loans and earnings converted to equity.

The Company also made internally an announcement to its leaders and direct managers with regards to a Q4 2023 equity payment plan in which all leaders are receiving a percentage of their monthly salary in shares from October to December. The Company has faced significant cash flow challenges recently due to a combination of the Company’s current financiers withholding expected funds and due to a delay in receiving regulatory approvals for its next funding round, which is now expected sometime in November 2023.

Employees with a gross salary of certain higher ranges will receive 60% of their salary as cash compensation and the remaining 40% in Company shares. Employees with certain middle ranges will receive 80% of their salary as cash compensation and the remaining 20% in Company shares. Employees with a gross salary with certain lower ranges will continue to receive 100% of their salary in cash. This is a temporary measure through to the end of December 2023 only.

Upstream/Merj Exchange

Starting from October 30, 2023, U.S. individuals will no longer have the authorization to engage in securities trading activities (including buying, selling, or depositing) on the Upstream/MERJ Exchange. All U.S. shareholders will be promptly removed from Upstream and their holdings will be transferred back to the ERL book entry system. Investors will still need to follow the process to claim their ERL shares, but these shares will be exclusively held with ERL through the registrar. Shareholders won’t be able to view their positions on Upstream, as they will no longer be maintained in Upstream accounts. Trading these securities won’t be possible after a 6-month period, and shareholders will remain as such until ERL lists on another market or until the SEC accepts the Upstream/MERJ position of 15A-6.

NOTE 34 — EVENTS AFTER THE REPORTING PERIOD

Convertible Debt Obligations

Subsequent to December 31, 2022 and prior to the issuance of these financial statements, convertible debt obligations consisting of $5.9 million of principal and accrued interest were converted into 17.3 million shares of Genius Group Ltd pursuant to conversion offers extended by the Company. On March 29, 2023, the Company and Ayrton Capital amended the convertible debt agreement as follows:

●	The Company will make the remainder of monthly payments it owes on the $18.0 million convertible note in cash over time, to ensure no further dilution of shares. As such, the Company will not be subject to any future installment-related accelerations at a variable price from the note, unless consented to by the Company.

●	The Company will deliver to Ayrton Capital, 13.0 million ordinary shares relating to the redemption of convertible notes due for the period from January 2023 to March 2023.

●	Ayrton Capital released the remaining restricted cash held in deposit to the Company during April 2023.

On July 26, 2023, Genius Group Ltd. (the “Company”) executed and delivered a bridge note with an accredited investor in the face amount of $3.2 million, which has a $200,000 original issue discount. Pursuant to the bridge note, $1,000,000 shall be delivered to a bank account identified by the Company upon closing and the Company shall keep $2,000,000 of the Loan Proceeds on deposit in a blocked account subject to an account control agreement with the investor. The proceeds held in the blocked account may be released at the investor’s discretion on each of August 24, 2023 and September 24, 2023. The maturity date of the bridge note is the earlier of November 24, 2023 and the date of entry into definitive documentation or funding of a Subsequent Financing. Simultaneously with the execution of the bride note, the Company’s entered into an amendment agreement with investor with respect to the original note with the accredited investor issued on August 26, 2022, and due February 26, 2025 (“Note”) was reverted to its original terms prior to the amendments previously announced on March 28, 2023, with certain modifications permitting the Company to consummate its previously announced spin off and future financings pursuant to a registration statement to be filed in conjunction therewith. The investor and the Company agree to that the investor may accelerate monthly installment payments under the Note with respect to current and future monthly installments in accordance with Section 8(e) of the Note, provided that Holder agrees that it will no longer accelerate any Installment Amount pursuant to Section 8(e) of the Note as amended by this Amendment following the earlier to occur of (A) the date that the Company consummates a public offering of its Ordinary Shares, or units comprised of Ordinary Shares and warrants to purchase its Ordinary Shares, which results in aggregate Net Proceeds to the Company equal to at least 130% of the sum of (x) the entire outstanding Conversion Amount of the Notes and (y) the entire outstanding principal balance of the Bridge Loan (such sum of (x) and (y), the “Aggregate Debt”) measured as of the Trading Day prior to the consummation of such public offering and (B) such time that the Aggregate Debt is less than $4,000,000 (all capitalized terms used and not defined herein are used as defined in the Note).

Entrepreneur Resorts Ltd Proposed Spinoff

Subsequent to December 31, 2022, and prior to the issuance of these financial statements, shareholders have passed the resolution to authorize the spinoff of its subsidiary Entrepreneur Resorts Ltd (ERL) and adoption of new Company constitution. ERL is a public listed company on the Seychelles MERJ Stock Exchange, with 95% of outstanding shares owned by Genius Group.

Shareholders Resolution for Share Consolidation and Share Buyback

Subsequent to December 31, 2022, and prior to the issuance of these financial statements, shareholders have passed the resolution to authorize board to execute a share repurchase mandate and to execute a share consolidation as they deem fit.